RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term benefits
Salary or compensation	R$ 48,693	R$ 47,089	R$ 39,459
Direct and indirect benefits	880	852	1,747
Bonus	6,474	11,326	8,007
Total short term benefits	56,047	59,267	49,213
Long-term benefits
Share-based compensation plan	46,306	75,022	45,739
Total long term benefits	46,306	75,022	45,739
Total management compensation	R$ 102,353	R$ 134,289	R$ 94,952